Average Annual Total Returns - Investor P - BlackRock LifePath Index 2065 Fund - Investor P Shares	Apr. 30, 2021
Average Annual Return:
1 Year	9.08%
Since Inception	12.91%
Inception Date	Oct. 30, 2019
After Taxes on Distributions
Average Annual Return:
1 Year	8.70%
Since Inception	12.34%
Inception Date	Oct. 30, 2019
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.51%
Since Inception	9.69%
Inception Date	Oct. 30, 2019